ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND BASIS OF PRESENTATION
Summary of details of the Company's principal subsidiaries and VIE

Details of the Company’s principal subsidiaries and VIE as of December 31, 2017 are as follows:

Name of Company	Place and date of incorporation/ registration and business	Percentage of equity interest attributable to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation (“BEST BVI”)	BVI/ May 22, 2007	100%	Investment holding
BEST Logistics Technologies Limited (“BEST HK”)	HK/ May 29, 2007	100%	Investment holding
BEST Logistics Technologies (China) Co., Ltd. (“BEST China”)	PRC/ April 23, 2008	100%	Freight delivery and Supply chain management services
BEST Store Network (Hangzhou) Co., Ltd. (“BEST Store”)	PRC/ May16, 2013	100%	Store+ services
Zhejiang BEST Technology Co., Ltd. (“BEST Technology”)	PRC/ July 26, 2007	100%	Logistics technical services
Xinyuan Financial Leasing (Zhejiang) Co., Ltd. (formerly known as BEST Finance Lease (Zhejiang) Co., Ltd.)(“BEST Finance”)*	PRC/ January 15, 2015	100%	Financial services
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC/ May 22, 2015	100%	Supply chain management services

VIE
Hangzhou BEST Network Technologies Co., Ltd. (“BEST Network”)	PRC August 22, 2007	Nil	Express delivery services
VIE’s subsidiary:
Sichuan Wowo Supermarket Chain Co.,Ltd. (“Wowo”)	PRC April 12, 2005	Nil	Convenience Store operations

* In December 2017, BEST Finance Lease (Zhejiang) Co., Ltd. has been renamed Xinyuan Financial Leasing (Zhejiang) Co., Ltd.

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	229,700	117,664	18,085
Restricted cash	85,502	23,559	3,621
Accounts receivable, net	89,322	206,593	31,753
Inventories	29,254	76,595	11,776
Short-term investments	22,000	167,638	25,765
Prepayments and other current assets	455,884	845,197	129,904
Amounts due from related parties	42,361	94,412	14,510

Total current assets	954,023	1,531,658	235,414

Non-current assets:
Property and equipment, net	614,702	794,382	122,094
Intangible assets, net	—	119,364	18,346
Goodwill	241,623	410,271	63,057
Other non-current assets	78,633	47,173	7,250

Total non-current assets	934,958	1,371,190	210,747

Total assets	1,888,981	2,902,848	446,161

LIABILITIES
Current liabilities:
Short-term bank loans	298,000	565,000	86,839
Accounts and notes payable	941,467	1,425,018	219,021
Customer advances and deposits	500,957	723,508	111,201
Accrued expenses and other liabilities	615,443	1,090,217	167,563
Capital lease obligation	13,215	7,227	1,111
Amounts due to related parties	1,726,088	1,401,016	215,333

Total current liabilities	4,095,170	5,211,986	801,068

Capital lease obligation	7,535	—	—
Deferred tax liabilities	—	28,945	4,449
Other non-current liabilities	—	70,649	10,859

Total non-current liabilities	7,535	99,594	15,308

Total liabilities	4,102,705	5,311,580	816,376

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Total revenue	3,761,855	5,422,100	13,251,443	2,036,709
Net loss	(558,773)	(627,302)	(221,601)	(34,060)
Net cash (used in)/generated from operating activities	(178,511)	(381,642)	277,518	42,654
Net cash used in investing activities	(288,204)	(441,555)	(656,571)	(100,914)
Net cash generated from financing activities	473,877	960,576	267,017	41,040